UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended September 30, 2001

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
						( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen H. Mortonson
Title:	Senior Vice President
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Stephen H. Mortonson  Milwaukee, Wisconsin  October 26, 2001

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	45

Form 13F Information Table Value Total:	$517,705

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


                                        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      531 10238.00 SH       SOLE                 10238.00
AMERICAN HOME PRODUCTS CORP    com              026609107      291  5000.00 SH       SOLE                  5000.00
AMERICAN INTL GRP              com              026874107    25877 331754.00SH       SOLE                331754.00
APOLLO GROUP                   com              037604105    31414 747428.00SH       SOLE                747428.00
AUTOMATIC DATA PROCESSING      com              053015103    36428 774402.00SH       SOLE                774402.00
BERKSHIRE HATHAWAY CL B        com              846702074      310   133.00 SH       SOLE                   133.00
BP AMOCO PLC ADR               com              055622104      234  4760.00 SH       SOLE                  4760.00
BRISTOL-MYERS SQUIBB           com              110122108      358  6436.00 SH       SOLE                  6436.00
CINTAS CORP                    com              172908105    25435 631148.00SH       SOLE                631148.00
CITIGROUP INC                  com              172967101    10661 263222.85SH       SOLE                263222.85
COCA-COLA CO                   com              191216100     5333 113827.38SH       SOLE                113827.38
CONCORD E F S INC              com              206197105     6841 139750.00SH       SOLE                139750.00
COX COMM INC CL A              com              224044107    17833 427132.00SH       SOLE                427132.00
ELAN PLC ADR                   com              284131208    26943 556099.00SH       SOLE                556099.00
EMC CORP                       com              268648102     2216 188587.00SH       SOLE                188587.00
EMERSON ELEC                   com              291011104     2034 43232.00 SH       SOLE                 43232.00
EXXON MOBIL CORP               com              30231g102     1236 31374.00 SH       SOLE                 31374.00
FEDL NATL MTG ASSOC            com              313586109      216  2700.00 SH       SOLE                  2700.00
FIRST DATA                     com              319963104      233  4000.00 SH       SOLE                  4000.00
FISERV                         com              337738108    18773 548913.50SH       SOLE                548913.50
GEMSTAR TV GUIDE               com              36866w106     8777 445308.00SH       SOLE                445308.00
GENERAL ELECTRIC               com              369604103    21574 579942.99SH       SOLE                579942.99
HARLEY DAVIDSON                com              412822108    17878 441430.88SH       SOLE                441430.88
ILLINOIS TOOL WORKS            com              452308109    15244 281730.00SH       SOLE                281730.00
IMS HEALTH INC                 com              449934108    14301 570884.53SH       SOLE                570884.53
INTEL CORP                     com              458140100      247 12106.00 SH       SOLE                 12106.00
J P MORGAN CHASE & CO.         com              46645h100      213  6249.00 SH       SOLE                  6249.00
JOHNSON & JOHNSON              com              478160104      468  8452.93 SH       SOLE                  8452.93
MANPOWER INC WIS               com              56418h100     9116 346220.65SH       SOLE                346220.65
MARSHALL & ILSLEY              com              571834100      398  7020.00 SH       SOLE                  7020.00
MCLEODUSA INC CL A             com              582266102      257 334200.00SH       SOLE                334200.00
MEDTRONIC INC                  com              585055106    34918 802718.05SH       SOLE                802718.05
MERCK & CO                     com              589331107    15482 232466.46SH       SOLE                232466.46
MICROSOFT CORP                 com              594918104    12792 249997.00SH       SOLE                249997.00
MOLEX INC                      com              608554101    17548 624268.72SH       SOLE                624268.72
NORTHERN TRUST                 com              665859104    13728 261590.00SH       SOLE                261590.00
OMNICOM GROUP INC              com              681919106    16322 251495.23SH       SOLE                251495.23
PAYCHEX INC                    com              704326107    22765 722462.00SH       SOLE                722462.00
PFIZER INC                     com              717081103    42208 1052580.70SH      SOLE               1052580.70
SARA LEE CORP                  com              803111103      200  9400.00 SH       SOLE                  9400.00
SBC COMMUNICATIONS             com              78387g103      363  7694.00 SH       SOLE                  7694.00
SYSCO CORP                     com              871829107    28526 1116896.45SH      SOLE               1116896.45
TELLABS INC                    com              879664100     3783 382913.00SH       SOLE                382913.00
WALGREEN CO COM                com              931422109     6756 196218.00SH       SOLE                196218.00
WELLS FARGO & CO               com              949746101      643 14458.00 SH       SOLE                 14458.00